GOODWILL (Tables)	3 Months Ended
Jun. 30, 2021
Goodwil Abstract
Schedule of IPR&D projects

(In thousands)	As of June 30, 2021	As of March 31, 2021

Balance, beginning of period	$43,324	$43,324
Balance, end of period	$43,324	$43,324